STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2013	$ (86)			[1]	$ 19,917		$ (20,003)
Balance (in shares) at Dec. 31, 2013			223,205
Issuance of Common Stock in February 2014 at $49.5 per unit, net of issuance cost	$ 1,013			[1]	$ 1,013		0
Issuance of Common Stock in February 2014 at $49.5 per unit, net of issuance cost (in shares)			24,756
Issuance of Common Stock in July 2014 upon reset price mechanism		[1]		[1]		[1]	0
Issuance of Common Stock in July 2014 upon reset price mechanism (in shares)			27,615
Deemed dividend related to exchange agreement	$ 0		$ 0		$ 279		(279)
Issuance of additional shares upon Exchange Agreement in August 2014	4,558		$ 2		4,556		0
Issuance of additional shares upon Exchange Agreement in August 2014 (in shares)			608,760
Deemed dividend related to Series A Preferred Stock	0		$ 0		2,899		(2,899)
Conversion of Series A Preferred Stock into Common Stock	46			[1]	46		0
Conversion of Series A Preferred Stock into Common Stock (in shares)			9,786
Exercise of warrants	352			[1]	352		0
Exercise of warrants (in shares)			3,807
Exercise of options	7			[1]	7		0
Exercise of options (in shares)			4,139
Stock-based compensation	1,692		$ 0		1,692		0
Net loss	(12,877)		0		0		(12,877)
Balance at Dec. 31, 2014	(5,295)		$ 2		30,761		(36,058)
Balance (in shares) at Dec. 31, 2014			902,068
Issuance of Common Stock and warrants in February 2015 at $3.24 per unit, net of issuance cost	1,956		$ 1		1,955		0
Issuance of Common Stock and warrants in February 2015 at $3.24 per unit, net of issuance cost (in shares)			627,035
Issuance of Common Stock in July and August 2015 at $5.40 per unit, net of issuance cost	2,325		$ 1		2,324		0
Issuance of Common Stock in July and August 2015 at $5.40 per unit, net of issuance cost (in shares)			480,368
Issuance of Common stock in November 2015 at $5.40 per unit, net of issuance cost	2,294		$ 1		2,293		0
Issuance of Common stock in November 2015 at $5.40 per unit, net of issuance cost (in shares)			446,223
Issuance of Common stock in December 2015 at $6.16 per unit, net of issuance cost	500			[1]	500		0
Issuance of Common stock in December 2015 at $6.16 per unit, net of issuance cost (in shares)			81,222
Issuance of Common Stock in April, August and December 2015 to service provider	118			[1]	118		0
Issuance of Common Stock in April, August and December 2015 to service provider (in shares)			16,668
Issuance of Common Stock in September 2015 to employees as compensation	591			[1]	591		0
Issuance of Common Stock in September 2015 to employees as compensation (in shares)			97,121
Issuance of Common Stock in September 2015 to service provider	16			[1]	16		0
Issuance of Common Stock in September 2015 to service provider (in shares)			2,778
Payment for executives and directors under Salary Program	304			[1]	304		0
Payment for executives and directors under Salary Program (in shares)			55,474
Exercise of warrants into Common Stock in May 2015, net of issuance cost	453			[1]	453		0
Exercise of warrants into Common Stock in May 2015, net of issuance cost (in shares)			106,881
Deemed dividend related to inducement of warrant exercise in May 2015	0		$ 0		154		(154)
Issuance of warrants related to warrant replacement agreement in November and December 2015	822		0		822		0
Receipts on Account of shares	20		$ 0		20		0
Conversion of Series A Preferred Stock into Common Stock	400			[1]	400		0
Conversion of Series A Preferred Stock into Common Stock (in shares)			84,812
Exercise of warrants	$ 60			[1]	$ 60		0
Exercise of warrants (in shares)			10,804
Exercise of options		[1]		[1]		[1]	0
Exercise of options (in shares)			334
Stock-based compensation	$ 998		$ 0		$ 998		0
Net loss	(7,142)		0		0		(7,142)
Balance at Dec. 31, 2015	$ (1,580)		$ 5		$ 41,769		$ (43,354)
Balance (in shares) at Dec. 31, 2015			2,911,788

[1]	Represents an amount lower than $1.